Restructuring and other non-recurring costs	12 Months Ended
Jun. 30, 2025
Restructuring And Other Non-recurring Costs
Restructuring and other non-recurring costs

8. Restructuring and other non-recurring costs

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Corporate restructuring - professional fees	-	-	200
Corporate restructuring - litigation provision	596	-	-
Fiscal provision	154	1,389	1,768
Gain on effectuation of DOCA	(514)	-	-
Remediation	-	-	(361)
Acquisition related and other costs	176	3	55
Total	412	1,392	1,662

In the year ended June 30, 2025, the Company has setup a provision relating to the ongoing dispute with a prior client, Accès Industriel in Canada for the settlement of $596,000 which they initially paid as part of the sales contracts for Tembo EUV conversions. Additionally, during the year, provisions were also made relating to payroll tax for Tembo amounting to $0.1 million.

In the year ended June 30, 2025, the Company incurred non-recurring costs of $0.2 million (June 30, 2024: $1.4 million, June 30, 2023: $1.8 million) relating to the provision for VAT liability that is assessed by HMRC.

In the year ended June 30, 2023, a provision of $1 million was made for the potential failure to convince HMRC that the VAT claims made by VivoPower International PLC (“PLC”) were correct and should be refunded to the company. During FY24, HMRC cancelled the VAT Registration for PLC on the basis that the claim had no merit. Post year-end, PLC has lodged a formal appeal with HMRC and is currently considering further options, which may include seeking a Tribunal hearing if necessary.

Also, in FY24 HMRC cancelled the VAT registration of VivoPower International Services Ltd (“VISL”) due to outstanding payments. Post year end VISL has lodged a formal appeal with HMRC. Should this appeal fail we then plan to insist on a Tribunal hearing.

Additionally, post year end both PLC and VISL have engaged a UK based legal firm specializing in solving VAT issues with HMRC.

Restructuring and other non-recurring costs by nature are one-time incurrences, and therefore, do not represent normal trading activities of the business. These costs are disclosed separately in order to draw them to the attention of the reader of the financial information and enable comparability in future periods.